PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

On April 28, 2023, the Company and its subsidiary acquired real and personal property for $800,000 in cash and 1,000,000 common shares of the Company from a private company and individual on the following payment terms:

•	$200,000 cash payable on the closing date and issue 1,000,000 shares (completed)
•	$300,000 cash payable on or before the first anniversary of the closing date
•	$300,000 cash payable on or before the second anniversary of the closing date.